Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2018
Registrant Name	CALVERT WORLD VALUES FUND INC
Central Index Key	0000884110
Amendment Flag	false
Document Creation Date	Mar. 07, 2019
Document Effective Date	Mar. 07, 2019
Prospectus Date	Mar. 07, 2019
Entity Inv Company Type	N-1A
Calvert International Equity Fund | Class A
Risk/Return:
Trading Symbol	CWVGX
Calvert International Equity Fund | Class C
Risk/Return:
Trading Symbol	CWVCX
Calvert International Equity Fund | Class I
Risk/Return:
Trading Symbol	CWVIX
Calvert International Equity Fund | Class R6
Risk/Return:
Trading Symbol	CIESX